Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Statutory Corporate Tax Rate

Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2025 and 2024, as follows:

(in thousands)	2025	2024
Income tax expense (benefit) at the statutory rate	$54	$(411)
Increase (decrease) resulting from:
Cash surrender value of life insurance	(18)	(18)
State income tax expense (benefit)	13	(30)
Goodwill Impairment	-	199
Other	8	21
	$57	$(239)

Schedule of Net Deferred Tax Liability

The composition of the Company’s net deferred tax liability at June 30 is as follows:

(in thousands)	2025	2024
Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$542	$531
Unfunded Commitments	15	14
Accrued expenses	45	44
Fair value accounting adjustments at acquisition	63	71
Nonaccrued interest on loans	105	115
Unrealized loss on available-for-sale securities	48	112
Depreciation	86	82
Net operating loss carryforwards	45	107
Total deferred tax assets	949	1,076

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(269)	(344)
Deferred loan origination costs	(24)	(57)
Loan servicing rights	(51)	(41)
Accrual to cash adjustment	(101)	(216)
Fair value accounting adjustments on acquisition	(534)	(535)
Total deferred tax liabilities	(979)	(1,193)
Net deferred tax liability	$(30)	$(117)